Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 235	$ 192	$ 208
Interest cost	235	249	224
Expected return on plan assets	(403)	(383)	(379)
Actuarial loss (gain) amortization	134	98	146
Net periodic benefit cost	201	156	199
Net actuarial gain (loss) arising during the year	(420)	(388)	(305)
Net actuarial loss (gain) amortized during the year	134	98	146
Net prior service (cost) credit and transition (obligation) asset arising during the year	18
Total recognized in other comprehensive income (loss)	(268)	(290)	(159)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(469)	(446)	(358)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Interest cost	1	2	2
Expected return on plan assets	(3)	(3)	(3)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(3)	(3)
Actuarial loss (gain) amortization	(6)	(6)	(6)
Net periodic benefit cost	(11)	(10)	(10)
Net actuarial gain (loss) arising during the year	1	7	3
Net actuarial loss (gain) amortized during the year	(6)	(6)	(6)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	(8)	(2)	(6)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 3	$ 8	$ 4